Condensed Consolidated Income Statement - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Profit (loss) [abstract]
Interest and similar income	£ 2,633	£ 2,970
Interest expense and similar charges	(1,079)	(1,302)
Net interest income	1,554	1,668
Fee and commission income	407	539
Fee and commission expense	(186)	(204)
Net fee and commission income	221	335
Net trading and other income	101	118
Total operating income	1,876	2,121
Operating expenses before credit impairment losses, provisions and charges	(1,245)	(1,257)
Credit impairment losses	(376)	(69)
Provisions for other liabilities and charges	(68)	(206)
Total operating credit impairment losses, provisions and charges	(444)	(275)
Profit before tax	187	589
Tax on profit	(48)	(170)
Profit after tax	139	419
Attributable to:
Equity holders of the parent	128	410
Non-controlling interests	11	9
Profit after tax	£ 139	£ 419